                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jayhawk Capital Management, L.L.C.
            ------------------------------------------
Address:    5410 West 61st Place, Suite 100
            ------------------------------------------
            Mission, KS 66205
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Schmitz
          --------------------------------------------
Title:    CFO
          --------------------------------------------
Phone:    913-642-2611
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael D. Schmitz             Mission, KS                    May 23, 2008
---------------------   --------------------------------------   ---------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
                                              -----------------------

Form 13F Information Table Entry Total:                  60
                                              -----------------------

Form 13F Information Table Value Total:      $        46,427
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number           Name
---          --------------------           ----
 1           028-11795                      Magnetar Investment
                                            Management, LLC

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JAYHAWK CAPITAL MANAGEMENT, L.L.C.
FORM 13F INFORMATION TABLE
3/31/2008

           Column 1                 Column 2       Column 3   Column 4       Column 5       Column 6  Column 7       Column 8
        --------------         ----------------- ----------- --------- ------------------- ---------- -------- --------------------
                                                               VALUE   SHS OR PRN  SH/PRN  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP    (X$1,000)   AMOUNT   PUT/CALL DISCRETION MANAGERS SOLE / SHARED / NONE
        --------------         ----------------- ----------- --------- ---------- -------- ---------- -------- --------------------
CDC Corp                             SHS A       G2022L 10 6   25,928   7,345,108    Sh    Sole          N/A           Sole
A Power Energy Generation
   Systems                            COM        G04136 10 0      569      37,550    Sh    Sole          N/A           Sole
Indonesia Fund                        COM        455778 10 0      376      35,870    Sh    Sole          N/A           Sole
ISHARES INC                       MSCI BRAZIL    464286 40 0      303       3,928    Sh    Sole          N/A           Sole
ISHARES INC                      MSCI EMU INDEX  464286 60 8      207       1,906    Sh    Sole          N/A           Sole
ISHARES INC                        MSCI JAPAN    464286 84 8      645      52,145    Sh    Sole          N/A           Sole
ISHARES INC                    MSCI SOUTH AFRICA 464286 78 0      400       3,528    Sh    Sole          N/A           Sole
ISHARES INC                     MSCI SOUTH KOREA 464286 77 2      498       8,923    Sh    Sole          N/A           Sole
ISHARES INC                       MSCI TAIWAN    464286 73 1      344      21,700    Sh    Sole          N/A           Sole
ISHARES TR                       S&P LTN AM 40   464287 39 0      209         827    Sh    Sole          N/A           Sole
Morgan Stanley Eastern Europe
   Fund                               COM        616988 10 1      340      10,700    Sh    Sole          N/A           Sole
ISHARES INC                      MSCI MALAYSIA   464286 83 0      401      33,867    Sh    Sole          N/A           Sole
ISHARES INC                      MSCI SINGAPORE  464286 67 3      315      24,700    Sh    Sole          N/A           Sole
ISHARES INC                       MSCI MEXICO    464286 82 2      319       5,400    Sh    Sole          N/A           Sole
FGX International Holdings Ltd      ORD SHS      G3396L 10 2      112       9,334    Sh    Other          1            None
Gastar Expl Ltd                       COM        367299 10 4       26      20,275    Sh    Other          1            None
MDC Partners Inc                  CL A SUB VTG   552697 10 4      162      22,232    Sh    Other          1            None
Access Integrated Technlgs I          CL A       004329 10 8      209      66,430    Sh    Other          1            None
Alloy Inc                           NEW COM      019855 30 3      172      23,417    Sh    Other          1            None
Barrier Therapeutics Inc              COM        06850R 10 8      192      56,176    Sh    Other          1            None
Benihana Inc                          CL A       082047 20 0      119      10,518    Sh    Other          1            None
Grill Concepts Inc                  COM NEW      398502 20 3      216      57,488    Sh    Other          1            None
Health Grades Inc                     COM        42218Q 10 2      187      35,496    Sh    Other          1            None
Hypercom Corp                         COM        44913M 10 5      204      47,024    Sh    Other          1            None
Kintera Inc                           COM        49720P 50 6      104     179,410    Sh    Other          1            None
Lionbridge Technologies Inc           COM        536252 10 9      192      57,234    Sh    Other          1            None
Liveperson Inc                        COM        538146 10 1      246      79,418    Sh    Other          1            None
Orthovita Inc                         COM        68750U 10 2      217      67,854    Sh    Other          1            None
PokerTek Inc                          COM        730864 10 5      171      45,001    Sh    Other          1            None
Progressive Gaming Intl Corp          COM        74332S 10 2      179      84,377    Sh    Other          1            None
Soundbite Communications Inc          COM        836091 10 8       98      19,955    Sh    Other          1            None
Think Partnership Inc                 COM        88409N 10 1      269     274,779    Sh    Other          1            None
United Westn Bancorp Inc              COM        913201 10 9      151       8,421    Sh    Other          1            None
Virtusa Corp                          COM        92827P 10 2      126      12,951    Sh    Other          1            None
Zix Corp                              COM        98974P 10 0      140      36,257    Sh    Other          1            None
Gastar Expl Ltd                       COM        367299 10 4      136     104,600    Sh    Sole          N/A           Sole
MDC Partners Inc                  CL A SUB VTG   552697 10 4      164      22,500    Sh    Sole          N/A           Sole
Access Integrated Technlgs I          CL A       004329 10 8      104      33,000    Sh    Sole          N/A           Sole
Alloy Inc                           NEW COM      019855 30 3       44       6,000    Sh    Sole          N/A           Sole
Barrier Therapeutics Inc              COM        06850R 10 8       55      16,000    Sh    Sole          N/A           Sole
Benihana Inc                          CL A       082047 20 0       50       4,400    Sh    Sole          N/A           Sole
Benihana Inc                          COM        082047 10 1      115      10,200    Sh    Sole          N/A           Sole
Brooke Corp                           COM        112502 10 9    4,471   1,379,818    Sh    Sole          N/A           Sole

           Column 1                 Column 2       Column 3   Column 4       Column 5       Column 6  Column 7       Column 8
        --------------         ----------------- ----------- --------- ------------------- ---------- -------- --------------------
                                                               VALUE   SHS OR PRN  SH/PRN  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP    (X$1,000)   AMOUNT   PUT/CALL DISCRETION MANAGERS SOLE / SHARED / NONE
        --------------         ----------------- ----------- --------- ---------- -------- ---------- -------- --------------------
GLG Partners Inc                      COM        37929X 10 7       12       1,000    Sh    Sole          N/A           Sole
Grill Concepts Inc                  COM NEW      398502 20 3       43      11,500    Sh    Sole          N/A           Sole
Health Grades Inc                     COM        42218Q 10 2       86      16,400    Sh    Sole          N/A           Sole
Housevalues Inc                       COM        44183Y 10 2       59      25,000    Sh    Sole          N/A           Sole
Hypercom Corp                         COM        44913M 10 5       65      15,000    Sh    Sole          N/A           Sole
Kintera Inc                           COM        49720P 50 6      186     320,000    Sh    Sole          N/A           Sole
Lionbridge Technologies Inc           COM        536252 10 9      171      51,000    Sh    Sole          N/A           Sole
Liveperson Inc                        COM        538146 10 1      112      36,000    Sh    Sole          N/A           Sole
LSB Inds Inc                          COM        502160 10 4    4,043     274,300    Sh    Sole          N/A           Sole
Mortons Restaurant Group Inc          COM        619430 10 1       38       4,800    Sh    Sole          N/A           Sole
Orthovita Inc                         COM        68750U 10 2      417     161,500    Sh    Sole          N/A           Sole
PokerTek Inc                          COM        730864 10 5       42      11,100    Sh    Sole          N/A           Sole
Progressive Gaming Intl Corp          COM        74332S 10 2      244     115,000    Sh    Sole          N/A           Sole
Soundbite Communications Inc          COM        836091 10 8       59      12,000    Sh    Sole          N/A           Sole
Think Partnership Inc                 COM        88409N 10 1    1,225   1,250,091    Sh    Sole          N/A           Sole
United Westn Bancorp Inc              COM        913201 10 9       64       3,600    Sh    Sole          N/A           Sole
Virtusa Corp                          COM        92827P 10 2       76       7,800    Sh    Sole          N/A           Sole